COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
16	COMMITMENTS AND CONTINGENCIES

The Company entered into an Agreement with an Investor Relations entity (“IR Entity”) on December 13, 2013 (“the effective date”), whereby the IR Entity will provide investor relations services for a period of one year from the effective date for a consideration consisting of the following; i) a cash consideration of $2,500 per month and, ii) the issue of 174,600 shares of common stock, issued as follows; 43,650 shares on conclusion of the agreement and a further 130,950 shares over the nine month period January to September 2014. The issuance of stock has not taken place as yet.

It is unlikely that the common stock will be issued to this IR Entity due to the non-performance of its obligations under the agreement.

The Company disposed of its Crystal Magic, Inc. subsidiary effective December 31, 2013. In terms of the sale agreement entered into by the Company, the purchaser has been indemnified against all liabilities whether contingent or otherwise, claimed by third parties, this includes claims by creditors of the Company amounting to $372,090 and claims against long-term liabilities of $848,916. Management does not consider it likely that these claims will materialize and accordingly no provision has been made for these contingent liabilities.

The Company leases approximately 2,300 square feet of office space in Houston, Texas for a one year lease which started February 1, 2013 and expires September 30, 2014 for $2,200 per month.

The Company sub-leases approximately 748 square feet of loft space in Houston, Texas from a related party which started January 24, 2013 and expires September 30, 2014 for $1,675 per month.

The minimum commitments due under the amended license agreement entered into on January 30, 2013, for the next five years, are summarized as follows:

Amount

2015	700,000
2016	1,000,000
2017	1,000,000
2018	1,000,000
$3,700,000

COMMITMENTS AND CONTINGENCIES.
17	COMMITMENTS AND CONTINGENCIES

The Company is obligated, in terms of an agreement entered into with a third party on August 22, 2013, which requires the payment of a success fee for any funds raised on behalf of the Company. The success fee consisted of two components; i) a cash component of 10% of any funds raised, and ii) the issue of restricted common stock in the ratio of 14,000 shares for each $100,000 raised, or fraction thereof.

In terms of this agreement, an amount of $175,000 was raised from two short-term convertible note holders, resulting in the payment of a $17,500 cash success fee and the obligation to issue 24,500 shares of restricted common stock. This issuance of this stock has been approved by our Board of Directors but has not taken place as yet.

The Company entered into an Agreement with an Investor Relations entity ( IR Entity ) on December 13, 2013 ( the effective date ), whereby the IR Entity will provide investor relations services for a period of one year from the effective date for a consideration consisting of the following; i) a cash consideration of $2,500 per month and, ii) the issue of 174,600 shares of common stock, issued as follows; 43,650 shares on conclusion of the agreement and a further 130,950 shares over the nine month period January to September 2014. The issuance of stock has not taken place as yet.

The Company disposed of its Crystal Magic, Inc. subsidiary effective December 31, 2013. In terms of the sale agreement entered into by the Company, the purchaser has been indemnified against all liabilities whether contingent or otherwise, claimed by third parties, this includes claims by creditors of the Company amounting to $372,090 and claims against long-term liabilities of $848,916. Management does not consider it likely that these claims will materialize and accordingly no provision has been made for these contingent liabilities.

The Company leases approximately 2,300 square feet of office space in Houston, Texas for a one year lease which started February 1, 2013 and expires January 31, 2014 for $2,200 per month.

The Company sub-leases approximately 748 square feet of loft space in Houston, Texas from a related party for a one year lease which started January 24, 2013 and expires January 31, 2014 for $1,675 per month.

The minimum commitments due under the amended license agreement entered into on January 30, 2013, for the next five years, are summarized as follows:

Amount

2014	$150,000
2015	700,000
2016	1,000,000
2017	1,000,000
2018	1,000,000
$3,850,000